Parent Company (Income Statement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues [Abstract]
Noninterest Income, Other Operating Income	$ 1,473	$ 1,205	$ 1,077
Operating Expenses [Abstract]
Income from continuing operations before income taxes and noncontrolling interests	5,492	5,486	4,413
Income tax benefits	901	928	(185)
Net income from continuing operations	4,591	4,558	4,598
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes	161	154	287
Net income from discontinued operations	827	788	790
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	5,418	5,346	5,388
Other comprehensive income (loss), after tax and net of reclassifications into Net income	1,524	(583)	117
Comprehensive income attributable to PNC	6,893	4,718	5,455
Parent Company
Operating Revenues [Abstract]
Interest income	169	147	109
Noninterest Income, Other Operating Income	48	(1)	37
Total operating revenue	3,957	2,942	3,448
Operating Expenses [Abstract]
Interest expense	325	281	215
Other Expenses	146	139	175
Total operating expense	471	420	390
Income before income taxes and equity in undistributed net income of subsidiaries	3,486	2,522	3,058
Equity In Undistributed Net Income Of Subsidiaries	1,363	2,307	1,974
Income from continuing operations before income taxes and noncontrolling interests	4,321	4,305	4,209
Income tax benefits	(221)	(208)	(339)
Net income from continuing operations	4,542	4,513	4,548
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes	161	154	287
Net income from discontinued operations	827	788	790
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	5,369	5,301	5,338
Net pension and other postretirement benefit plan activity arising during the period.	(2)	1	1
Other comprehensive income (loss), after tax and net of reclassifications into Net income	(2)	1	1
Comprehensive income attributable to PNC	5,367	5,302	5,339
Parent Company | Bank Subsidiaries And Bank Holding Company
Operating Revenues [Abstract]
Dividends from	3,570	2,639	2,926
Operating Expenses [Abstract]
Equity In Undistributed Net Income Of Subsidiaries	671	1,602	1,249
Parent Company | Non Bank Subsidiaries
Operating Revenues [Abstract]
Dividends from	170	157	376
Operating Expenses [Abstract]
Equity In Undistributed Net Income Of Subsidiaries	164	181	(98)
Discontinued Operations
Operating Expenses [Abstract]
Other comprehensive income (loss), after tax and net of reclassifications into Net income	4	(43)	35
Discontinued Operations | Parent Company | Bank Subsidiaries And Bank Holding Company
Operating Expenses [Abstract]
Equity In Undistributed Net Income Of Subsidiaries	528	524	725
Dividends	$ 460	$ 418	$ 352